Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Numerator
Net loss	$(16,846)	$(17,289)	$(34,352)	$(34,644)
Net loss attributable to ordinary shareholders—basic and diluted	$(16,846)	$(17,289)	$(34,352)	$(34,644)
Denominator
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	39,899,944	39,104,375	39,816,528	38,998,686
Net loss per share—basic and diluted	$(0.42)	$(0.44)	$(0.86)	$(0.89)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the three and six months ended June 30, 2023 and 2022, respectively because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2022	2022
Unvested ordinary shares	981,870	1,586,828	981,870	1,586,828
Share options	5,235,852	2,816,291	5,235,852	2,816,291
Total	6,217,722	4,403,119	6,217,722	4,403,119